Schedule of Assets (Held at End of Year) - Schedule of Assets (Held at End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	55-0571723
Employee Benefit Plan, Plan Number	002
Current Value	$ 277,918,166
Participant Loans	$ 6,822,206
Employee benefit plan, asset held for investment, participant loan, maturity date	Aug. 31, 2039
Total assets (held at end of year)	$ 298,706,522
Investment, Identifier [Axis]: American Balanced R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Balanced R6 [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	250,085
Current Value	$ 9,380,678
Investment, Identifier [Axis]: American Century Small Cap Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Century Small Cap Growth R6 [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	18,985
Current Value	$ 447,279
Investment, Identifier [Axis]: American Century Small Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Century Small Cap Value R6 [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	45,102
Current Value	$ 405,012
Investment, Identifier [Axis]: American EuroPacific Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American EuroPacific Growth R6 [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	112,963
Current Value	$ 6,843,293
Investment, Identifier [Axis]: American Small Cap World R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Small Cap World R6 [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	52,653
Current Value	$ 4,016,863
Investment, Identifier [Axis]: BlackRock Total Return Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock Total Return Fund Class K [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	352,769
Current Value	$ 3,534,742
Investment, Identifier [Axis]: Dreyfus Government Cash Management
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dreyfus Government Cash Management [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	60,942
Current Value	$ 60,942
Investment, Identifier [Axis]: Fidelity Advisor Small Cap Class Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Advisor Small Cap Class Z [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	189,990
Current Value	$ 6,871,942
Investment, Identifier [Axis]: Fidelity SmallCap Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity SmallCap Index [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	45,620
Current Value	$ 1,411,030
Investment, Identifier [Axis]: Fidelity U.S. Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity U.S. Bond Index [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	250,562
Current Value	$ 2,645,942
Investment, Identifier [Axis]: JP Morgan Large Cap Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan Large Cap Growth R6 [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	349,064
Current Value	$ 30,173,128
Investment, Identifier [Axis]: JP Morgan Mid Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan Mid Cap Growth [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	19,190
Current Value	$ 992,892
Investment, Identifier [Axis]: JP Morgan U.S. Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan U.S. Value R6 [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	81,531
Current Value	$ 7,384,244
Investment, Identifier [Axis]: T. Rowe Midcap Value I Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Midcap Value I Class [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	151,219
Current Value	$ 4,849,609
Investment, Identifier [Axis]: T. Rowe Price Target Retirement 2010 I Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Target Retirement 2010 I Class [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	39,753
Current Value	$ 635,260
Investment, Identifier [Axis]: T. Rowe Price Target Retirement 2015 I Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Target Retirement 2015 I Class [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	137,410
Current Value	$ 1,828,931
Investment, Identifier [Axis]: T. Rowe Price Target Retirement 2020 I Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Target Retirement 2020 I Class [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	514,215
Current Value	$ 10,130,035
Investment, Identifier [Axis]: T. Rowe Price Target Retirement 2025 I Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Target Retirement 2025 I Class [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	890,130
Current Value	$ 15,692,994
Investment, Identifier [Axis]: T. Rowe Price Target Retirement 2030 I Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Target Retirement 2030 I Class [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	904,589
Current Value	$ 25,066,151
Investment, Identifier [Axis]: T. Rowe Price Target Retirement 2035 I Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Target Retirement 2035 I Class [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	943,512
Current Value	$ 22,040,445
Investment, Identifier [Axis]: T. Rowe Price Target Retirement 2040 I Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Target Retirement 2040 I Class [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	714,220
Current Value	$ 24,554,882
Investment, Identifier [Axis]: T. Rowe Price Target Retirement 2045 I Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Target Retirement 2050 I Class [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	529,748
Current Value	$ 13,460,909
Investment, Identifier [Axis]: T. Rowe Price Target Retirement 2050 I Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Target Retirement 2050 I Class [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	678,533
Current Value	$ 14,676,661
Investment, Identifier [Axis]: T. Rowe Price Target Retirement 2055 I Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Target Retirement 2055 I Class [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	258,303
Current Value	$ 5,876,399
Investment, Identifier [Axis]: T. Rowe Price Target Retirement 2060 I Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Target Retirement 2060 I Class [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	190,754
Current Value	$ 3,624,334
Investment, Identifier [Axis]: T. Rowe Price Target Retirement 2065 I Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Federal Money Market Fund [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	75,880
Current Value	$ 1,121,508
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Federal Money Market Fund [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	15,652,842
Current Value	$ 15,652,842
Investment, Identifier [Axis]: Vanguard Mid Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Mid Cap Index [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	6,010
Current Value	$ 2,159,708
Investment, Identifier [Axis]: Vanguard Total Institutional Stock Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total Institutional Stock Index [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	96,568
Current Value	$ 3,913,894
Investment, Identifier [Axis]: WesMark Small Company Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	WesMark Small Company Growth Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Number of shares held | shares	138,408
Current Value	$ 2,020,761
Investment, Identifier [Axis]: Wesbanco, Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Wesbanco Inc Common Stock [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Equity securities	$ 13,966,150
Number of shares equity securities held | shares	420,134
Investment, Identifier [Axis]: Wesmark Large Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Wesmark Large Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Number of shares held | shares	441,946
Current Value	$ 9,753,755
Investment, Identifier [Axis]: iShares S&P 500 Stock Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	IShares S&P 500 Stock Fund Class K [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Companies [Member]
Number of shares held | shares	33,522
Current Value	$ 26,691,101
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	3.25%
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%